Other administrative expenses (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Administrative Expenses [Abstract]
Summary Of Information About Other Administrative Expenses

TCHF	2023	2022
Professional services	2,918	6,053
Other administrative expenses	2,473	1,694

Total other administrative expenses	5,391	7,747